SUMMARY OF SIGNIFICANT ACCOUNT POLICIES (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 11, 2018	Sep. 28, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash equivalents					$ 0	$ 0
Allowance for doubtful accounts					0	7,914
Inventory reserve			$ 0		0	0
Impairments of long-lived assets					$ 0
Patent useful life					20 years
Revenue			32,294	$ 29,382	$ 190,029	274,403
Loss on extinguishment of debt	$ 44,348				(44,353)
Reclassification of derivative liability to additional paid in capital	$ 1,141,995				$ 1,141,995
Gain on conversion of debt		$ 3,976,992
Financing costs			$ 150,000
Potentially dilutive securities			140,678	1,541,485	140,678	7,050,478
Lease cost			$ 160,802
Impairment of operating lease			$ 259,926
Minimum [Member]
Lease Term			21 months
Maximum [Member]
Lease Term			50 months
Revenue [Member] | First customers [Member]
Revenue			$ 25,700	$ 19,000	$ 145,000	$ 156,000
Concentration Percentage			80.00%	65.00%	76.00%	51.00%
Revenue [Member] | Second customers [Member]
Revenue			$ 5,600	$ 6,800	$ 32,000	$ 50,000
Concentration Percentage			17.00%	23.00%	17.00%	18.00%
Revenue [Member] | Third customers [Member]
Revenue						$ 41,000
Concentration Percentage						15.00%